Quarterly Holdings Report
for
Fidelity® SAI Sustainable International Equity Fund
January 31, 2025

Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity® SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers.
IEE-NPRT1-0425
1.9904874.102
Common Stocks - 97.0%
	Shares	Value ($)
AUSTRALIA - 3.8%
Financials - 2.4%
Capital Markets - 1.4%
Macquarie Group Ltd	6,778	1,002,687
Insurance - 1.0%
QBE Insurance Group Ltd	57,048	736,362
TOTAL FINANCIALS		1,739,049

Industrials - 0.8%
Commercial Services & Supplies - 0.8%
Brambles Ltd	48,332	590,641
Materials - 0.6%
Metals & Mining - 0.6%
IperionX Ltd (a)	162,213	422,578
TOTAL AUSTRALIA		2,752,268
AUSTRIA - 0.8%
Materials - 0.8%
Construction Materials - 0.8%
Wienerberger AG	19,125	560,686
BELGIUM - 2.3%
Financials - 0.6%
Banks - 0.6%
KBC Group NV	5,717	440,896
Health Care - 1.7%
Pharmaceuticals - 1.7%
UCB SA	6,354	1,240,547
TOTAL BELGIUM		1,681,443
CANADA - 0.5%
Consumer Staples - 0.5%
Consumer Staples Distribution & Retail - 0.5%
Alimentation Couche-Tard Inc	6,803	359,260
DENMARK - 3.7%
Financials - 0.4%
Insurance - 0.4%
Tryg A/S	14,273	289,496
Health Care - 3.3%
Pharmaceuticals - 3.3%
Novo Nordisk A/S Series B	27,855	2,351,649
TOTAL DENMARK		2,641,145
FINLAND - 0.3%
Utilities - 0.3%
Electric Utilities - 0.3%
Fortum Oyj	19,522	283,529
FRANCE - 9.8%
Consumer Discretionary - 2.1%
Textiles, Apparel & Luxury Goods - 2.1%
Hermes International SCA	462	1,305,556
LVMH Moet Hennessy Louis Vuitton SE	322	235,512
		1,541,068
Consumer Staples - 1.5%
Food Products - 0.8%
Danone SA	7,732	541,588
Personal Care Products - 0.7%
L'Oreal SA	1,431	530,947
TOTAL CONSUMER STAPLES		1,072,535

Financials - 4.4%
Banks - 1.1%
BNP Paribas SA	11,236	767,527
Capital Markets - 1.1%
Amundi SA (b)(c)	11,196	789,802
Insurance - 2.2%
AXA SA	41,825	1,586,722
TOTAL FINANCIALS		3,144,051

Health Care - 1.1%
Health Care Equipment & Supplies - 1.1%
EssilorLuxottica SA	2,768	762,964
Materials - 0.7%
Chemicals - 0.7%
Air Liquide SA	3,117	544,482
TOTAL FRANCE		7,065,100
GERMANY - 7.5%
Consumer Discretionary - 0.8%
Textiles, Apparel & Luxury Goods - 0.8%
adidas AG	2,252	595,504
Financials - 1.4%
Insurance - 1.4%
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	1,802	976,742
Health Care - 1.6%
Life Sciences Tools & Services - 0.1%
Gerresheimer AG	1,242	87,486
Pharmaceuticals - 1.5%
Merck KGaA	6,878	1,038,251
TOTAL HEALTH CARE		1,125,737

Industrials - 1.2%
Air Freight & Logistics - 0.6%
Deutsche Post AG	12,195	439,054
Industrial Conglomerates - 0.6%
Siemens AG	2,085	446,974
TOTAL INDUSTRIALS		886,028

Information Technology - 2.0%
Software - 2.0%
SAP SE	5,118	1,410,390
Real Estate - 0.5%
Real Estate Management & Development - 0.5%
Instone Real Estate Group SE (b)(c)	47,450	408,564
TOTAL GERMANY		5,402,965
HONG KONG - 1.6%
Financials - 1.6%
Insurance - 1.6%
AIA Group Ltd	160,037	1,125,084
INDIA - 0.9%
Financials - 0.9%
Banks - 0.9%
HDFC Bank Ltd ADR	10,670	647,029
IRELAND - 1.0%
Consumer Discretionary - 0.2%
Hotels, Restaurants & Leisure - 0.2%
Dalata Hotel Group PLC	23,637	116,107
Industrials - 0.8%
Building Products - 0.8%
Kingspan Group PLC	8,554	597,215
TOTAL IRELAND		713,322
ITALY - 3.8%
Financials - 2.4%
Banks - 2.4%
UniCredit SpA	38,386	1,762,811
Industrials - 1.4%
Electrical Equipment - 1.4%
Prysmian SpA	14,162	989,336
TOTAL ITALY		2,752,147
JAPAN - 22.2%
Consumer Discretionary - 4.3%
Broadline Retail - 0.0%
Pan Pacific International Holdings Corp	12	334
Household Durables - 3.2%
Sony Group Corp	104,348	2,302,892
Specialty Retail - 1.1%
Fast Retailing Co Ltd	2,368	779,918
TOTAL CONSUMER DISCRETIONARY		3,083,144

Financials - 5.9%
Banks - 2.5%
Mizuho Financial Group Inc	13,888	382,417
Sumitomo Mitsui Financial Group Inc	58,490	1,441,376
		1,823,793
Financial Services - 2.8%
ORIX Corp	94,168	1,989,094
Insurance - 0.6%
Tokio Marine Holdings Inc	13,859	457,117
TOTAL FINANCIALS		4,270,004

Health Care - 1.6%
Health Care Equipment & Supplies - 1.6%
Hoya Corp	8,401	1,128,136
Industrials - 9.5%
Electrical Equipment - 0.4%
Fuji Electric Co Ltd	5,810	276,817
Industrial Conglomerates - 4.3%
Hitachi Ltd	122,180	3,071,659
Professional Services - 1.6%
Recruit Holdings Co Ltd	17,046	1,189,678
Trading Companies & Distributors - 3.2%
ITOCHU Corp	49,737	2,290,094
TOTAL INDUSTRIALS		6,828,248

Information Technology - 0.9%
Semiconductors & Semiconductor Equipment - 0.9%
Tokyo Electron Ltd	4,085	689,074
TOTAL JAPAN		15,998,606
KOREA (SOUTH) - 0.8%
Information Technology - 0.8%
Semiconductors & Semiconductor Equipment - 0.8%
SK Hynix Inc	4,109	551,440
NETHERLANDS - 8.2%
Communication Services - 1.9%
Diversified Telecommunication Services - 1.9%
Koninklijke KPN NV	382,649	1,384,624
Financials - 1.7%
Banks - 1.7%
ING Groep NV	73,633	1,223,846
Industrials - 1.6%
Professional Services - 1.6%
Wolters Kluwer NV	6,497	1,184,553
Information Technology - 3.0%
Semiconductors & Semiconductor Equipment - 3.0%
ASML Holding NV	2,509	1,856,065
BE Semiconductor Industries NV	2,290	296,243
		2,152,308
TOTAL NETHERLANDS		5,945,331
NEW ZEALAND - 0.8%
Utilities - 0.8%
Electric Utilities - 0.8%
Contact Energy Ltd	111,337	584,041
SPAIN - 1.3%
Consumer Staples - 0.0%
Personal Care Products - 0.0%
Puig Brands SA Class B	2,675	53,891
Financials - 0.5%
Banks - 0.5%
CaixaBank SA	58,357	353,256
Utilities - 0.8%
Electric Utilities - 0.8%
Iberdrola SA	37,394	528,436
Independent Power and Renewable Electricity Producers - 0.0%
EDP Renovaveis SA (a)	1,657	15,531
TOTAL UTILITIES		543,967

TOTAL SPAIN		951,114
SWEDEN - 3.0%
Financials - 1.1%
Financial Services - 1.1%
Investor AB B Shares	28,508	813,243
Industrials - 1.3%
Building Products - 0.8%
Assa Abloy AB B Shares	17,200	526,945
Machinery - 0.5%
Indutrade AB	13,592	375,601
TOTAL INDUSTRIALS		902,546

Information Technology - 0.6%
Electronic Equipment, Instruments & Components - 0.6%
Lagercrantz Group AB B Shares	20,874	444,296
TOTAL SWEDEN		2,160,085
SWITZERLAND - 2.4%
Consumer Discretionary - 1.0%
Textiles, Apparel & Luxury Goods - 1.0%
Cie Financiere Richemont SA Series A	3,800	734,611
Industrials - 1.4%
Electrical Equipment - 1.4%
ABB Ltd	18,893	1,028,769
TOTAL SWITZERLAND		1,763,380
TAIWAN - 2.5%
Information Technology - 2.5%
Semiconductors & Semiconductor Equipment - 2.5%
Taiwan Semiconductor Manufacturing Co Ltd	54,088	1,792,623
UNITED KINGDOM - 12.3%
Consumer Discretionary - 1.8%
Hotels, Restaurants & Leisure - 1.6%
Compass Group PLC	34,266	1,180,614
Household Durables - 0.2%
Bellway PLC	4,712	153,188
TOTAL CONSUMER DISCRETIONARY		1,333,802

Consumer Staples - 2.2%
Personal Care Products - 2.2%
Unilever PLC	28,199	1,615,155
Financials - 3.3%
Capital Markets - 2.5%
3i Group PLC	16,274	781,858
London Stock Exchange Group PLC	6,522	970,526
		1,752,384
Insurance - 0.8%
Direct Line Insurance Group PLC	166,892	554,157
TOTAL FINANCIALS		2,306,541

Health Care - 2.1%
Pharmaceuticals - 2.1%
Astrazeneca PLC	10,685	1,499,914
Industrials - 1.5%
Commercial Services & Supplies - 0.2%
Renewi PLC	17,040	169,446
Professional Services - 1.3%
RELX PLC	18,500	918,645
TOTAL INDUSTRIALS		1,088,091

Real Estate - 0.5%
Real Estate Management & Development - 0.4%
Grainger PLC	85,280	225,223
Specialized REITs - 0.1%
Big Yellow Group PLC (The)	9,111	107,884
TOTAL REAL ESTATE		333,107

Utilities - 0.9%
Multi-Utilities - 0.9%
National Grid PLC	55,461	672,811
TOTAL UNITED KINGDOM		8,849,421
UNITED STATES - 7.5%
Health Care - 0.3%
Health Care Equipment & Supplies - 0.3%
Alcon AG	2,617	240,566
Industrials - 3.3%
Electrical Equipment - 2.5%
Schneider Electric SE	7,053	1,788,816
Trading Companies & Distributors - 0.8%
Ferguson Enterprises Inc (United Kingdom)	3,475	627,339
TOTAL INDUSTRIALS		2,416,155

Materials - 3.9%
Chemicals - 0.8%
Linde PLC	1,347	600,924
Construction Materials - 3.1%
CRH PLC (United Kingdom)	21,390	2,134,447
TOTAL MATERIALS		2,735,371

TOTAL UNITED STATES		5,392,092
TOTAL COMMON STOCKS (Cost $64,843,860)		69,972,111

Money Market Funds - 3.9%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (d) (Cost $2,860,680)	4.37	2,860,109	2,860,681

TOTAL INVESTMENT IN SECURITIES - 100.9% (Cost $67,704,540)	72,832,792
NET OTHER ASSETS (LIABILITIES) - (0.9)%	(663,934)
NET ASSETS - 100.0%	72,168,858

Legend

(a)	Non-income producing
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,198,366 or 1.7% of net assets.

(c)
Security is exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $1,198,366 or 1.7% of net assets.

(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	2,884,419	8,754,565	8,778,303	27,632	-	-	2,860,681	2,860,109	0.0%
Total	2,884,419	8,754,565	8,778,303	27,632	-	-	2,860,681	2,860,109

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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